General Information - Details of Joint Ventures (Detail)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of joint ventures [line items]
Category of business	[1]	Steel manufacturing and sales
Domestic [member] | POSCO MC MATERIALS [Member]
Disclosure of joint ventures [line items]
Category of business		Steel processing and sales
Ownership (%)		60.00%	60.00%
Region		Gwangyang
Domestic [member] | SNNC [member]
Disclosure of joint ventures [line items]
Category of business		Raw material manufacturing and sales
Ownership (%)		49.00%	49.00%
Region		Gwangyang
Domestic [member] | POSCO-KB Shipbuilding Restructuring Fund [member]
Disclosure of joint ventures [line items]
Category of business		Investment in new technologies
Ownership (%)		18.75%	18.75%
Region		Seoul
Domestic [member] | POSCO-NSC Venture Fund [member]
Disclosure of joint ventures [line items]
Category of business		Investment in new technologies
Ownership (%)		16.67%	16.67%
Region		Seoul
Domestic [member] | PoscoPlutus Project 3rd Project fund [member]
Disclosure of joint ventures [line items]
Category of business		Investment in new technologies
Ownership (%)		5.96%	5.96%
Region		Seoul
Domestic [member] | PCC Bio 2nd Fund [member]
Disclosure of joint ventures [line items]
Category of business		Investment in new technologies
Ownership (%)		19.72%	19.72%
Region		Seoul
Domestic [member] | Union PCC Portfolio Fund [member]
Disclosure of joint ventures [line items]
Category of business		Investment in new technologies
Ownership (%)		14.12%	14.12%
Region		Seoul
Domestic [member] | Eco Energy Solution Co., ltd [member]
Disclosure of joint ventures [line items]
Category of business		Service
Ownership (%)		50.00%	50.00%
Region		Seoul
Domestic [member] | FLOW K CO., Ltd. [Member]
Disclosure of joint ventures [line items]
Category of business		Logistics and warehousing
Ownership (%)		0.00%	40.00%
Region		—
Foreign [member] | KOBRASCO [member]
Disclosure of joint ventures [line items]
Category of business		Steel materials manufacturing and sales
Ownership (%)		50.00%	50.00%
Region		Brazil
Foreign [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of joint ventures [line items]
Category of business		Steel processing and sales
Ownership (%)		25.00%	25.00%
Region		China
Foreign [member] | POSCO-SAMSUNG-Slovakia Processing Center [member]
Disclosure of joint ventures [line items]
Category of business		Steel processing and sales
Ownership (%)		30.00%	30.00%
Region		Slovakia
Foreign [member] | YULCHON MEXICO S.A. DE C.V. [member]
Disclosure of joint ventures [line items]
Category of business		Tube for automobile manufacturing
Ownership (%)		11.85%	11.85%
Region		Mexico
Foreign [member] | Hyunson Engineering & Construction HYENCO [member]
Disclosure of joint ventures [line items]
Category of business		Construction
Ownership (%)		4.89%	4.89%
Region		Algeria
Foreign [member] | POSCO E&C Saudi Arabia [member]
Disclosure of joint ventures [line items]
Category of business		Civil engineering and construction
Ownership (%)		40.00%	40.00%
Region		Saudi Arabia
Foreign [member] | Pos-Austem Suzhou Automotive Co., Ltd [member]
Disclosure of joint ventures [line items]
Category of business		Automotive parts manufacturing
Ownership (%)		19.90%	19.90%
Region		China
Foreign [member] | POS-InfraAuto (Suzhou) Co., Ltd [member]
Disclosure of joint ventures [line items]
Category of business		Automotive parts manufacturing
Ownership (%)		16.20%	16.20%
Region		China
Foreign [member] | POS-AUSTEM YANTAI AUTOMOTIVE CO.,LTD [member]
Disclosure of joint ventures [line items]
Category of business		Automotive parts manufacturing
Ownership (%)		11.10%	11.10%
Region		China
Foreign [member] | POS-AUSTEM WUHAN AUTOMOTIVE CO., LTD [member]
Disclosure of joint ventures [line items]
Category of business		Automotive parts manufacturing
Ownership (%)		7.43%	7.43%
Region		China
Foreign [member] | DMSA/AMSA [member]
Disclosure of joint ventures [line items]
Category of business		Energy & resource development
Ownership (%)		3.89%	3.89%
Region		Madagascar
Foreign [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of joint ventures [line items]
Category of business		Energy & resource development
Ownership (%)		12.50%	12.50%
Region		Australia
Foreign [member] | POSCO-NPS Niobium LLC [member]
Disclosure of joint ventures [line items]
Category of business		Mine development
Ownership (%)		50.00%	50.00%
Region		USA
Foreign [member] | HBIS-POSCO Automotive Steel Co., Ltd [member]
Disclosure of joint ventures [line items]
Category of business		Steel manufacturing and sales
Ownership (%)		50.00%	50.00%
Region		China
Foreign [member] | PT NICOLE METAL INDUSTRY [member]
Disclosure of joint ventures [line items]
Category of business		Nickel smelting
Ownership (%)		49.00%	49.00%
Region		Indonesia
Foreign [member] | Hydrogen Duqm LLC [Member]
Disclosure of joint ventures [line items]
Category of business		Green hydrogen/Ammonia product business development
Ownership (%)		44.80%	44.80%
Region		Oman
Foreign [member] | Nickel Mining Company SAS [member]
Disclosure of joint ventures [line items]
Category of business		Raw material manufacturing and sales
Ownership (%)		49.00%	49.00%
Region		New Caledonia

[1]	As of December 31, 2025, the entities are classified as consolidated subsidiaries since the Company has control over the investees although the Company’s percentage of ownership is 50% or less, considering the structure of the entities’ Board of Directors and others.